Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Based on previous, existing or expected regulatory orders or decisions, the Corporation's regulated utilities have recognized the following amounts that are expected to be recovered from, or refunded to, customers in future periods.

			Remaining recovery period
(in millions)	2017	2016	(Years)
Regulatory assets
Deferred income taxes (i)	$1,403	$1,260	To be determined
Employee future benefits (ii)	510	576	Various
Deferred energy management costs (iii)	200	178	1-10
Generation early retirement costs (iv)	105	—	11-13
Deferred lease costs (v)	104	97	Various
Rate stabilization accounts (vi)	95	183	Various
Deferred operating overhead costs (vii)	91	78	Various
Derivative instruments (viii)	87	19	Various
Manufactured gas plant ("MGP") site remediation deferral (ix)	75	107	To be determined
Greenhouse gas reduction regulatory incentives (x)	35	40	10
Other regulatory assets (xi)	340	395	Various
Total regulatory assets	3,045	2,933
Less: current portion	(303)	(313)	1
Long-term regulatory assets	$2,742	$2,620

Regulatory liabilities
Deferred income taxes (i)	$1,484	$—	To be determined
Asset removal cost provision (xii)	1,095	1,194	To be determined
Rate stabilization accounts (vi)	254	230	Various
ROE refund liability (xiii)	182	346	1
Energy efficiency liability (xiv)	82	49	Various
Renewable energy surcharge (xv)	66	53	To be determined
Electric and gas moderator account (xvi)	58	71	To be determined
Employee future benefits (ii)	47	42	Various
Other regulatory liabilities (xvii)	178	198	Various
Total regulatory liabilities	3,446	2,183
Less: current portion	(490)	(492)	1
Long-term regulatory liabilities	$2,956	$1,691

Description of the Nature of Regulatory Assets and Liabilities

(i)	Deferred Income Taxes

The Corporation’s regulated utilities recognize deferred income tax assets and liabilities and related regulatory liabilities and assets for the amount of deferred income taxes expected to be refunded to, or recovered from, customers in future rates. As at December 31, 2017, regulatory assets of approximately $754 million associated with deferred income taxes were not subject to a regulatory return (December 31, 2016 - $596 million). As at December 31, 2017, regulatory liabilities of approximately $1,481 million associated with deferred taxes were not subject to a regulatory return.

The balances for ITC, UNS Energy and Central Hudson reflect the effects of the significant changes to tax legislation signed into law in the United States in December 2017 ("U.S. Tax Reform"). As part of U.S. Tax Reform, utilities were required to remeasure their deferred income tax assets and liabilities (Note 23). Included in regulatory liabilities is $1,453 million related to U.S. Tax reform, reflecting the reduction in deferred income tax expense expected to be refunded to customers.

(ii)	Employee Future Benefits

The regulatory asset and liability associated with employee future benefits includes the actuarially determined unamortized net actuarial losses, past service costs and credits, and transitional obligations associated with defined benefit pension and OPEB plans maintained by the Corporation's regulated utilities (Note 24), which are expected to be recovered from, or refunded to, customers in future rates. At the Corporation's regulated utilities, as approved by the respective regulators, differences between defined benefit pension and OPEB plan costs recognized under US GAAP and those which are expected to be recovered from, or refunded to, customers in future rates are subject to deferral account treatment and have been recognized as a regulatory asset or liability. These amounts would otherwise be recognized in accumulated other comprehensive income on the consolidated balance sheet.

As at December 31, 2017, regulatory assets of approximately $291 million associated with employee future benefits were not subject to a regulatory return (December 31, 2016 - $346 million). As at December 31, 2017, regulatory liabilities of approximately $45 million associated with employee future benefits were not subject to a regulatory return (December 31, 2016 - $31 million).

(iii)	Deferred Energy Management Costs

FortisBC Energy, FortisBC Electric, Central Hudson and Newfoundland Power provide energy management services to promote energy efficiency programs to their customers. As required by their respective regulator, these regulated utilities have capitalized related expenditures and are amortizing these expenditures on a straight-line basis over periods ranging from 1 to 10 years. This regulatory asset represents the unamortized balance of the energy management costs.

UNS Energy is required to implement cost-effective Demand-Side Management ("DSM") programs to comply with the ACC's energy efficiency standards. The energy efficiency standards provide for a DSM surcharge to recover the costs of implementing DSM programs, as well as an annual performance incentive. The existing rate orders provide for a lost fixed-cost recovery mechanism to recover certain non-fuel costs that were previously unrecoverable, due to reduced electricity sales as a result of energy efficiency programs and distributed generation.

As at December 31, 2017, $41 million of the regulatory asset balance associated with deferred energy management costs was not subject to a regulatory return (December 31, 2016 - $42 million).

(iv)	Generation Early Retirement Costs

UNS Energy holds an undivided interest in the jointly owned Navajo Generating Station ("Navajo"), located on a site leased from the Navajo Nation with an initial lease term through December 2019. In June 2017 the Navajo Nation approved a land-lease extension that allows TEP and the co-owners of Navajo to continue operations through December 2019 and begin decommissioning activities thereafter. Retirement costs related to Navajo are currently being recovered through to 2030.

UNS Energy owns the Sundt Generating Facility ("Sundt") and in August 2017 TEP submitted an application related to a generation modernization project at the facility, which will add generation capacity in the form of gas-fired reciprocating engines. As part of the application, TEP plans to early retire Sundt Units 1 and 2 by the end of 2020. Capital and operating costs related to Sundt Units 1 and 2 are currently being recovered through to 2028 and 2030, respectively.

As a result of the planned early retirement of Navajo and Sundt Units 1 and 2, the net book value and other related retirement costs were reclassified from property, plant and equipment to regulatory assets, and as at December 31, 2017 the net book value of these assets was $105 million (US$84 million). UNS Energy's generation early retirement costs are not subject to regulatory return.

(v)	Deferred Lease Costs

Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA"), which ends in 2056. The depreciation of the asset under capital lease and interest expense associated with the capital lease obligation are not being fully recovered in current customer rates, since those rates include only the cash payments set out under the BPPA (Note 15). The deferred lease costs are expected to be recovered from customers in future rates over the term of the lease and are not subject to a regulatory return.

In 2017, of the $31 million (2016 - $31 million) of interest expense related to the capital lease obligations and the $6 million (2016 - $6 million) of depreciation expense related to the assets under capital lease, $27 million (2016 - $27 million) was recognized in energy supply costs and $3 million (2016 - $3 million) was recognized in operating expenses, as approved by the regulator, with the balance of $7 million (2016 - $7 million) deferred as a regulatory asset.

(vi)	Rate Stabilization Accounts

Rate stabilization accounts associated with the Corporation's regulated utilities are recovered from, or refunded to, customers in future rates, as approved by the respective regulators. Electric rate stabilization accounts primarily mitigate the effect on earnings of variability in the cost of fuel and/or purchased power above or below a forecast or predetermined level and, at certain utilities, revenue decoupling mechanisms minimize the earnings impact resulting from reduced energy consumption as energy efficiency programs are implemented. Gas rate stabilization accounts primarily mitigate the effect on earnings of unpredictable and uncontrollable factors, namely volume volatility caused principally by weather, and natural gas cost volatility.

At ITC, transmission revenue requirements are set annually using cost-based formula rates that remain in effect for a one-year period. The formula rates include a true-up mechanism, whereby the actual revenue requirement is compared to billed revenue for each year to determine any over- or under-collection of revenue requirement. Revenue is recognized based on the actual revenue requirement, and revenue accrual and deferral accounts represent the difference between the actual revenue requirement and billed revenue, and are collected from, or refunded to, customers within a two-year period.

As at December 31, 2017, approximately $75 million and $144 million of the rate stabilization accounts are expected to be recovered from, or refunded to, customers within one year and, as a result, are classified as current regulatory assets and liabilities, respectively (December 31, 2016 -approximately $135 million and $173 million, respectively).

As at December 31, 2017, regulatory assets of approximately $91 million associated with rate stabilization accounts were not subject to a regulatory return (December 31, 2016 ‑ $139 million). As at December 31, 2017, regulatory liabilities of approximately $114 million associated with rate stabilization accounts were not subject to a regulatory return (December 31, 2016 ‑ $180 million).

(vii)	Deferred Operating Overhead Costs

As approved by the regulator, FortisAlberta has deferred certain operating overhead costs, which are expected to be collected in future customer rates over the lives of the related property, plant and equipment and intangible assets.

(viii)	Derivative Instruments

As approved by the respective regulators, unrealized gains or losses associated with changes in the fair value of certain derivative instruments at UNS Energy, Central Hudson and FortisBC Energy are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates. These unrealized losses and gains would otherwise be recognized in earnings. UNS Energy and Central Hudson's regulatory asset balance totalling $38 million as at December 31, 2017 was not subject to a regulatory return (December 31, 2016 - $6 million).

(ix)	MGP Site Remediation Deferral

As approved by the regulator, Central Hudson is permitted to defer for future recovery from its customers the difference between actual costs for MGP site investigation and remediation and the associated rate allowances (Notes 13 and 16). Central Hudson's MGP site remediation costs are not subject to a regulatory return.

(x)	Greenhouse Gas Reduction Regulatory Incentives

The deferral for greenhouse gas reduction regulatory incentives at FortisBC Energy is mostly comprised of subsidy payments to assist customers to purchase natural gas vehicles in lieu of vehicles fueled by diesel as part of the incentive program pursuant to the Greenhouse Gas Reductions (Clean Energy) Regulations under the Clean Energy Act (British Columbia). The regulator has approved recovery in rates over a 10-year period.

(xi)	Other Regulatory Assets

Other regulatory assets relate to all of the Corporation's regulated utilities and are comprised of various items, each individually less than $40 million. As at December 31, 2017, $306 million (December 31, 2016 - $296 million) of the balance was approved to be recovered from customers in future rates, with the remaining balance expected to be approved. As at December 31, 2017, $145 million (December 31, 2016 ‑ $217 million) of the balance was not subject to a regulatory return.

Schedule of Regulatory Liabilities
Based on previous, existing or expected regulatory orders or decisions, the Corporation's regulated utilities have recognized the following amounts that are expected to be recovered from, or refunded to, customers in future periods.

			Remaining recovery period
(in millions)	2017	2016	(Years)
Regulatory assets
Deferred income taxes (i)	$1,403	$1,260	To be determined
Employee future benefits (ii)	510	576	Various
Deferred energy management costs (iii)	200	178	1-10
Generation early retirement costs (iv)	105	—	11-13
Deferred lease costs (v)	104	97	Various
Rate stabilization accounts (vi)	95	183	Various
Deferred operating overhead costs (vii)	91	78	Various
Derivative instruments (viii)	87	19	Various
Manufactured gas plant ("MGP") site remediation deferral (ix)	75	107	To be determined
Greenhouse gas reduction regulatory incentives (x)	35	40	10
Other regulatory assets (xi)	340	395	Various
Total regulatory assets	3,045	2,933
Less: current portion	(303)	(313)	1
Long-term regulatory assets	$2,742	$2,620

Regulatory liabilities
Deferred income taxes (i)	$1,484	$—	To be determined
Asset removal cost provision (xii)	1,095	1,194	To be determined
Rate stabilization accounts (vi)	254	230	Various
ROE refund liability (xiii)	182	346	1
Energy efficiency liability (xiv)	82	49	Various
Renewable energy surcharge (xv)	66	53	To be determined
Electric and gas moderator account (xvi)	58	71	To be determined
Employee future benefits (ii)	47	42	Various
Other regulatory liabilities (xvii)	178	198	Various
Total regulatory liabilities	3,446	2,183
Less: current portion	(490)	(492)	1
Long-term regulatory liabilities	$2,956	$1,691

Description of the Nature of Regulatory Assets and Liabilities

(i)	Deferred Income Taxes

The Corporation’s regulated utilities recognize deferred income tax assets and liabilities and related regulatory liabilities and assets for the amount of deferred income taxes expected to be refunded to, or recovered from, customers in future rates. As at December 31, 2017, regulatory assets of approximately $754 million associated with deferred income taxes were not subject to a regulatory return (December 31, 2016 - $596 million). As at December 31, 2017, regulatory liabilities of approximately $1,481 million associated with deferred taxes were not subject to a regulatory return.

The balances for ITC, UNS Energy and Central Hudson reflect the effects of the significant changes to tax legislation signed into law in the United States in December 2017 ("U.S. Tax Reform"). As part of U.S. Tax Reform, utilities were required to remeasure their deferred income tax assets and liabilities (Note 23). Included in regulatory liabilities is $1,453 million related to U.S. Tax reform, reflecting the reduction in deferred income tax expense expected to be refunded to customers.

(ii)	Employee Future Benefits

The regulatory asset and liability associated with employee future benefits includes the actuarially determined unamortized net actuarial losses, past service costs and credits, and transitional obligations associated with defined benefit pension and OPEB plans maintained by the Corporation's regulated utilities (Note 24), which are expected to be recovered from, or refunded to, customers in future rates. At the Corporation's regulated utilities, as approved by the respective regulators, differences between defined benefit pension and OPEB plan costs recognized under US GAAP and those which are expected to be recovered from, or refunded to, customers in future rates are subject to deferral account treatment and have been recognized as a regulatory asset or liability. These amounts would otherwise be recognized in accumulated other comprehensive income on the consolidated balance sheet.

As at December 31, 2017, regulatory assets of approximately $291 million associated with employee future benefits were not subject to a regulatory return (December 31, 2016 - $346 million). As at December 31, 2017, regulatory liabilities of approximately $45 million associated with employee future benefits were not subject to a regulatory return (December 31, 2016 - $31 million).

(iii)	Deferred Energy Management Costs

FortisBC Energy, FortisBC Electric, Central Hudson and Newfoundland Power provide energy management services to promote energy efficiency programs to their customers. As required by their respective regulator, these regulated utilities have capitalized related expenditures and are amortizing these expenditures on a straight-line basis over periods ranging from 1 to 10 years. This regulatory asset represents the unamortized balance of the energy management costs.

UNS Energy is required to implement cost-effective Demand-Side Management ("DSM") programs to comply with the ACC's energy efficiency standards. The energy efficiency standards provide for a DSM surcharge to recover the costs of implementing DSM programs, as well as an annual performance incentive. The existing rate orders provide for a lost fixed-cost recovery mechanism to recover certain non-fuel costs that were previously unrecoverable, due to reduced electricity sales as a result of energy efficiency programs and distributed generation.

As at December 31, 2017, $41 million of the regulatory asset balance associated with deferred energy management costs was not subject to a regulatory return (December 31, 2016 - $42 million).

(iv)	Generation Early Retirement Costs

UNS Energy holds an undivided interest in the jointly owned Navajo Generating Station ("Navajo"), located on a site leased from the Navajo Nation with an initial lease term through December 2019. In June 2017 the Navajo Nation approved a land-lease extension that allows TEP and the co-owners of Navajo to continue operations through December 2019 and begin decommissioning activities thereafter. Retirement costs related to Navajo are currently being recovered through to 2030.

UNS Energy owns the Sundt Generating Facility ("Sundt") and in August 2017 TEP submitted an application related to a generation modernization project at the facility, which will add generation capacity in the form of gas-fired reciprocating engines. As part of the application, TEP plans to early retire Sundt Units 1 and 2 by the end of 2020. Capital and operating costs related to Sundt Units 1 and 2 are currently being recovered through to 2028 and 2030, respectively.

As a result of the planned early retirement of Navajo and Sundt Units 1 and 2, the net book value and other related retirement costs were reclassified from property, plant and equipment to regulatory assets, and as at December 31, 2017 the net book value of these assets was $105 million (US$84 million). UNS Energy's generation early retirement costs are not subject to regulatory return.

(v)	Deferred Lease Costs

Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA"), which ends in 2056. The depreciation of the asset under capital lease and interest expense associated with the capital lease obligation are not being fully recovered in current customer rates, since those rates include only the cash payments set out under the BPPA (Note 15). The deferred lease costs are expected to be recovered from customers in future rates over the term of the lease and are not subject to a regulatory return.

In 2017, of the $31 million (2016 - $31 million) of interest expense related to the capital lease obligations and the $6 million (2016 - $6 million) of depreciation expense related to the assets under capital lease, $27 million (2016 - $27 million) was recognized in energy supply costs and $3 million (2016 - $3 million) was recognized in operating expenses, as approved by the regulator, with the balance of $7 million (2016 - $7 million) deferred as a regulatory asset.

(vi)	Rate Stabilization Accounts

Rate stabilization accounts associated with the Corporation's regulated utilities are recovered from, or refunded to, customers in future rates, as approved by the respective regulators. Electric rate stabilization accounts primarily mitigate the effect on earnings of variability in the cost of fuel and/or purchased power above or below a forecast or predetermined level and, at certain utilities, revenue decoupling mechanisms minimize the earnings impact resulting from reduced energy consumption as energy efficiency programs are implemented. Gas rate stabilization accounts primarily mitigate the effect on earnings of unpredictable and uncontrollable factors, namely volume volatility caused principally by weather, and natural gas cost volatility.

At ITC, transmission revenue requirements are set annually using cost-based formula rates that remain in effect for a one-year period. The formula rates include a true-up mechanism, whereby the actual revenue requirement is compared to billed revenue for each year to determine any over- or under-collection of revenue requirement. Revenue is recognized based on the actual revenue requirement, and revenue accrual and deferral accounts represent the difference between the actual revenue requirement and billed revenue, and are collected from, or refunded to, customers within a two-year period.

As at December 31, 2017, approximately $75 million and $144 million of the rate stabilization accounts are expected to be recovered from, or refunded to, customers within one year and, as a result, are classified as current regulatory assets and liabilities, respectively (December 31, 2016 -approximately $135 million and $173 million, respectively).

As at December 31, 2017, regulatory assets of approximately $91 million associated with rate stabilization accounts were not subject to a regulatory return (December 31, 2016 ‑ $139 million). As at December 31, 2017, regulatory liabilities of approximately $114 million associated with rate stabilization accounts were not subject to a regulatory return (December 31, 2016 ‑ $180 million).

(vii)	Deferred Operating Overhead Costs

As approved by the regulator, FortisAlberta has deferred certain operating overhead costs, which are expected to be collected in future customer rates over the lives of the related property, plant and equipment and intangible assets.

(viii)	Derivative Instruments

As approved by the respective regulators, unrealized gains or losses associated with changes in the fair value of certain derivative instruments at UNS Energy, Central Hudson and FortisBC Energy are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates. These unrealized losses and gains would otherwise be recognized in earnings. UNS Energy and Central Hudson's regulatory asset balance totalling $38 million as at December 31, 2017 was not subject to a regulatory return (December 31, 2016 - $6 million).

(ix)	MGP Site Remediation Deferral

As approved by the regulator, Central Hudson is permitted to defer for future recovery from its customers the difference between actual costs for MGP site investigation and remediation and the associated rate allowances (Notes 13 and 16). Central Hudson's MGP site remediation costs are not subject to a regulatory return.

(x)	Greenhouse Gas Reduction Regulatory Incentives

The deferral for greenhouse gas reduction regulatory incentives at FortisBC Energy is mostly comprised of subsidy payments to assist customers to purchase natural gas vehicles in lieu of vehicles fueled by diesel as part of the incentive program pursuant to the Greenhouse Gas Reductions (Clean Energy) Regulations under the Clean Energy Act (British Columbia). The regulator has approved recovery in rates over a 10-year period.

(xi)	Other Regulatory Assets

Other regulatory assets relate to all of the Corporation's regulated utilities and are comprised of various items, each individually less than $40 million. As at December 31, 2017, $306 million (December 31, 2016 - $296 million) of the balance was approved to be recovered from customers in future rates, with the remaining balance expected to be approved. As at December 31, 2017, $145 million (December 31, 2016 ‑ $217 million) of the balance was not subject to a regulatory return.

(xii)	Asset Removal Cost Provision

As required by the respective regulators, depreciation rates include an accrual for asset removal costs. Actual asset removal costs are recorded against the regulatory liability when incurred. This regulatory liability represents amounts collected in customer rates in excess of incurred asset removal costs.

(xiii)	ROE Refund Liability

The ROE refund liability at ITC relates to two third-party complaints pending before FERC requesting that the MISO regional base ROE for MISO transmission owners, including ITC, be found to no longer be just and reasonable. The complaints cover two consecutive 15-month periods from November 2013 through February 2015 and February 2015 through May 2016 (Note 2). As at December 31, 2017, the estimated range of refunds for the Second Complaint was between US$106 million and US$145 million and ITC has recognized an estimated liability of $182 million (US$145 million), which has been classified as current regulatory liability. The total estimated refund for the Initial Complaint was $158 million (US$118 million), including interest, as at December 31, 2016, which was substantially finalized and paid in 2017.

(xiv)	Energy Efficiency Liability

The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program established to fund the costs of environmental policies associated with energy conservation programs and megawatt hour reduction goals, as approved by its regulator, and was not subject to a regulatory return.

(xv)	Renewable Energy Surcharge

As ordered by the regulator under its Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements in 2025, with distributed generation accounting for 30% of the annual renewable energy requirement. The Company must file an annual RES implementation plan for review and approval by the ACC. The approved cost of carrying out the plan is recovered from retail customers through the RES surcharge until such costs are reflected in TEP and UNS Electric's non-fuel base rates. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory asset or liability and is subject to a regulatory return.

The ACC measures compliance with its RES requirements through Renewable Energy Credits ("REC"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records the cost of the RECs as long-term other assets (Note 9) and a corresponding regulatory liability, to reflect the obligation to use the RECs for future RES compliance.  When RECs are reported to the ACC for compliance with RES requirements, energy supply costs and revenue are recognized in an equal amount.

(xvi)	Electric and Gas Moderator Account

Under the terms of Central Hudson's three-year Rate Order issued in June 2015, certain of the Company's regulatory assets and liabilities were identified and approved by the PSC for offset and a net regulatory liability electric and gas moderator account was established, which will be used for future customer rate moderation. This electric and gas moderator account was not subject to a regulatory return.

(xvii)	Other Regulatory Liabilities

Other regulatory liabilities relate to all of the Corporation's regulated utilities and are comprised of various items, each individually less than $40 million. As at December 31, 2017, $173 million (December 31, 2016 - $190 million) of the balance was approved for refund to customers or reduction in future rates, with the remaining balance expected to be approved. As at December 31, 2017, $26 million (December 31, 2016 – $51 million) of the balance was not subject to a regulatory return.